ITEM 1. Schedule of Investments


COMMON STOCK
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_____________________________________________________________

                                   SHARES    MARKET VALUE ($)
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CONSUMER DISCRETIONARY (15.10%) -----------------------------

BEST BUY CO., INC.                 35,000        1,890,350.00
COMCAST HOLDINGS CORPORATION       50,000        1,670,000.00
MARRIOTT INTERNATIONAL, INC.       18,500        1,236,910.00
TARGET CORPORATION                 40,000        2,000,800.00
WAL-MART STORES, INC.              20,000        1,002,200.00
                                                 ____________
                                                 7,800,260.00


CONSUMER STAPLES (9.39%) ------------------------------------

CVS CORPORATION                    35,000        1,841,700.00
KIMBERLY-CLARK CORPORATION         20,000        1,314,600.00
PEPSICO, INC.                      32,000        1,696,960.00
                                                 ____________
                                                 4,853,260.00


ENERGY (14.21%) ---------------------------------------------

BURLINGTON RESOURCES INC           45,000        2,253,150.00
CHEVRONTEXACO CORP.                35,000        2,040,850.00
HALLIBURTON COMPANY                21,500          929,875.00
SCHLUMBERGER LIMITED               30,000        2,114,400.00
                                                 ____________
                                                 7,338,275.00


FINANCIALS (15.21%) ------------------------------------------

AMERICAN EXPRESS COMPANY           20,000        1,027,400.00
CITIGROUP INC.                     30,000        1,348,200.00
LEHMAN BROTHERS HOLDINGS INC.      17,000        1,600,720.00
MBNA CORPORATION                   50,000        1,227,500.00
MERRILL LYNCH & CO., INC.          20,000        1,132,000.00
THE PMI GROUP, INC.                40,000        1,520,400.00
                                                 ____________
                                                 7,856,220.00


HEALTH CARE (11.21%) ----------------------------------------

ABBOT LABORATORIES                 25,000        1,165,500.00
BOSTON SCIENTIFIC CORPORATION      35,000        1,025,150.00
JOHNSON & JOHNSON                  20,000        1,343,200.00
MEDTRONIC, INC.                    20,000        1,019,000.00
UNITEDHEALTH GROUP INCORPORATED    13,000        1,239,940.00
                                                 ____________
                                                 5,792,790.00


INDUSTRIALS (19.30%) ----------------------------------------

3M COMPANY                         20,000        1,713,800.00
CATERPILLAR INC.                   10,000          914,400.00
DANAHER CORPORATION                17,000          907,970.00
GENERAL ELECTRIC COMPANY           60,000        2,163,600.00
THE BOEING COMPANY                 25,000        1,461,500.00
TYCO INTERNATIONAL LTD.            40,000        1,352,000.00
UNITED PARCEL SERVICE, INC.        20,000        1,454,800.00
                                                 ____________
                                                 9,968,070.00

INFORMATION TECHNOLOGY (10.15%) ------------------------------

CISCO SYSTEMS, INC.                50,000          894,500.00
DELL INC.                          30,000        1,152,600.00
INTEL CORPORATION                  50,000        1,161,500.00
MICROSOFT CORPORATION              40,000          966,800.00
SYMANTEC CORPORATION               50,000        1,066,500.00
                                                 ____________
                                  		 5,241,900.00


MATERIALS (2.32%) -------------------------------------------

PRAXAIR, INC.                      25,000        1,196,500.00


UTILITIES (3.11%) -------------------------------------------

EXELON CORPORATION                 35,000        1,606,150.00




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SHORT TERM BONDS/CASH EQUIVALENTS
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US TREASURY BILLS DUE 4/28/05     187,000          186,620.39




_____________________________________________________________
_____________________________________________________________
OPTIONS
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CATERPILLAR INC.      $100   4/16/05   (10,000)      (500.00)
CVS CORPORATION       $55    4/16/05   (35,000)    (3,500.00)
SCHLUMBERGER LIMITED  $75    5/21/05   (30,000)   (36,000.00)
SYMANTEC CORPORATION  $22.50 5/21/05   (50,000)   (35,000.00)



_____________________________________________________________
_____________________________________________________________
TOTAL INVESTMENTS                               51,903,162.23



Item 2. Controls and Procedures.

(a)(i) The Principal Executive and Financial Officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     May 26, 2005

Continental Assurance Company

By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     May 26, 2005